UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         17th Floor
         New York, New York  10022

13F File Number:  028-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

 /s/ Robert Scott McLellan     New York, New York/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $1,175,135 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    41674  1106000 SH       SOLE                  1106000
ASCENT CAP GROUP INC           COM SER A        043632108    20192   326000 SH       SOLE                   326000
CARTER INC                     COM              146229109    43685   785000 SH       SOLE                   785000
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    47116   618000 SH       SOLE                   618000
COLFAX CORP                    COM              194014106    38938   965000 SH       SOLE                   965000
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    74646  1276000 SH       SOLE                  1276000
ENSCO PLC                      SHS CLASS A      G3157S106    57502   970000 SH       SOLE                   970000
FLEETCOR TECHNOLOGIES INC      COM              339041105    88523  1650000 SH       SOLE                  1650000
GOLAR LNG LTD BERMUDA          SHS              G9456A100    48917  1330000 SH       SOLE                  1330000
GOOGLE INC                     CL A             38259P508    86159   121800 SH       SOLE                   121800
GRACE W R & CO DEL NEW         COM              38388F108    87399  1300000 SH       SOLE                  1300000
JONES LANG LASALLE INC         COM              48020Q107    65054   775000 SH       SOLE                   775000
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000% 1/1 52729NBM1     8640  8000000 SH       SOLE                  8000000
LIBERTY GLOBAL INC             COM SER A        530555101    86255  1370000 SH       SOLE                  1370000
LIFELOCK INC                   COM              53224V100     4878   600000 SH       SOLE                   600000
MOTOROLA SOLUTIONS INC         COM NEW          620076307    66816  1200000 SH       SOLE                  1200000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    41574  1280000 SH       SOLE                  1280000
SOLARWINDS INC                 COM              83416B109    52450  1000000 SH       SOLE                  1000000
TRANSDIGM GROUP INC            COM              893641100    27272   200000 SH       SOLE                   200000
TRIPADVISOR INC                COM              896945201    58688  1400000 SH       SOLE                  1400000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    40644   680000 SH       SOLE                   680000
VIVUS INC                      COM              928551100    18788  1400000 SH       SOLE                  1400000
WABCO HLDGS INC                COM              92927K102    55803   856000 SH       SOLE                   856000
XPO LOGISTICS INC              COM              983793100    13522   778000 SH       SOLE                   778000